Contingencies and commitments - Summary of aggregate amount of future payment commitments under purchase obligations outstanding (Parenthetical) (Detail) $ in Millions	12 Months Ended
Dec. 31, 2017 USD ($)
Future Payment Commitments Under Purchase Obligations [Abstract]
Reduction In Future Payment Commitments	$ 309